OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued salaries and fringe benefits	$ 13,522	$ 10,612
Accrued warranty costs (See B below)	5,055	4,358	$ 3,883
Governmental institutions	7,215	2,947
Other	246	544
Other current liabilities	$ 26,038	$ 18,461